Schedule of operating loss (Details) - USD ($)	11 Months Ended	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
IfrsStatementLineItems [Line Items]
Audit & reporting accountants fees	$ 5,500
Cilo Cybin Holdings Limited [member]
IfrsStatementLineItems [Line Items]
Audit & reporting accountants fees		$ 756,784	$ 207,378
Consulting and professional services		512,785	355,399
Secretarial services		300,000		$ (26,532)
Remuneration, other than to employees		812,785	355,399
Salaries, wages, bonuses and other benefits		2,707,685
Employee Costs		2,707,685
Property, plant and equipment		21,797
Right-of-use asset		337,136
Depreciation and amortization		$ 358,933